Employee Future Benefits - Schedule of Funded Status (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Change in value of plan assets
Balance, beginning of year	$ 4,119
Balance, end of year	4,275	$ 4,119
Other assets (Note 9)	648	551
Other liabilities (Note 16)	(429)	(446)
DBP Plans
Change in benefit obligation
Balance, beginning of year	3,440	3,347
Service costs	71	74
Employee contributions	19	17
Interest costs	171	161
Benefits paid	(189)	(181)
Actuarial losses (gains)	27	(115)
Plan amendments/past service credits	40	(3)
Foreign currency translation	(84)	140
Balance, end of year	3,495	3,440
Change in value of plan assets
Balance, beginning of year	3,613	3,313
Actual return on plan assets	331	249
Benefits paid	(180)	(174)
Employee contributions	19	17
Employer contributions	54	57
Foreign currency translation	(93)	151
Balance, end of year	3,744	3,613
Funded (unfunded) status	249	173
Other assets (Note 9)	474	395
Other current liabilities (Note 13)	(15)	(16)
Other liabilities (Note 16)	(210)	(206)
Net liabilities	249	173
Accumulated benefit obligation	3,184	3,144
OPEB Plans
Change in benefit obligation
Balance, beginning of year	603	596
Service costs	23	25
Employee contributions	4	4
Interest costs	30	29
Benefits paid	(34)	(35)
Actuarial losses (gains)	(18)	(49)
Plan amendments/past service credits	0	0
Foreign currency translation	(19)	33
Balance, end of year	589	603
Change in value of plan assets
Balance, beginning of year	506	430
Actual return on plan assets	66	50
Benefits paid	(28)	(31)
Employee contributions	4	4
Employer contributions	7	14
Foreign currency translation	(24)	39
Balance, end of year	531	506
Funded (unfunded) status	(58)	(97)
Other assets (Note 9)	174	156
Other current liabilities (Note 13)	(13)	(13)
Other liabilities (Note 16)	(219)	(240)
Net liabilities	$ (58)	$ (97)